Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations for all defined benefit pension plans	¥ 95,069	¥ 98,880
Expected pension plans contribution by Company and certain subsidiaries in 2025	4,036
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 2,146	¥ 2,100	¥ 1,997
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	20.00%
Japan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	50.00%
Japan | Other assets
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	30.00%
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations for all defined benefit pension plans	¥ 123,600	¥ 102,624
Other Foreign Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected pension plans contribution by Company and certain subsidiaries in 2025	2,432
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 4,219	¥ 3,498	¥ 2,892
Other Foreign Benefit Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Other Foreign Benefit Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Other Foreign Benefit Plans | Other assets
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	10.00%	10.00%